Segment Information (Assets Information by Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 179,718	$ 18,862	$ 69,510	$ 17,966
Term deposit	103,331	101,503	58,563
Accounts receivable, net	81,908	54,475	21,379
Fixed assets, net	3,615	2,434	1,078
Intangible assets, net	18,533	13,213	1,590
Goodwill	76,020	17,958	0
Total assets	609,362	247,718	160,482
Operating Segments [Member] | Consumer [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	177,492	17,590	69,510
Term deposit	103,331	101,503	58,563
Accounts receivable, net	71,449	46,380	21,379
Fixed assets, net	2,604	2,325	1,078
Intangible assets, net	12,364	8,543	1,590
Goodwill	62,491	15,858	0
Total assets	579,798	229,088	153,839
Operating Segments [Member] | Enterprise [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	2,226	1,272	0
Term deposit	0	0	0
Accounts receivable, net	10,409	8,095	0
Fixed assets, net	1,011	109	0
Intangible assets, net	6,169	4,670	0
Goodwill	13,529	2,100	0
Total assets	$ 29,564	$ 18,630	$ 0